Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended										1 Months Ended					1 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2013 Stock Appreciation Rights (SARs)	May 31, 2013 Share-based performance-earned restricted stock ("PERS")	May 31, 2012 Share-based performance-earned restricted stock ("PERS")	May 31, 2011 Share-based performance-earned restricted stock ("PERS")	May 31, 2013 Non Vested Restricted Stock	May 31, 2012 Non Vested Restricted Stock	May 31, 2011 Non Vested Restricted Stock	Jul. 31, 2012 Performance Contingent Restricted Stock	Jun. 30, 2012 Performance Contingent Restricted Stock	Jul. 31, 2011 Performance Contingent Restricted Stock	Oct. 31, 2010 Performance Contingent Restricted Stock	May 31, 2013 Performance Contingent Restricted Stock	Oct. 31, 2010 Performance Contingent Restricted Stock First Performance Segment	Oct. 31, 2010 Performance Contingent Restricted Stock Second Performance Segment	May 31, 2013 Restricted Stock Unit	Jun. 30, 2012 Restricted Stock	May 31, 2013 Restricted Stock	May 31, 2013 Omnibus Incentive Plan	May 31, 2013 Omnibus Incentive Plan Full Value Stock Award	Oct. 10, 2003 Restricted Stock Plans, 2003 Plan	May 31, 2013 Restricted Stock Plans, 2003 Plan	May 31, 2012 Restricted Stock Plans, 2003 Plan	May 31, 2011 Restricted Stock Plans, 2003 Plan	May 31, 2013 Employee Incentive Plan Twenty Zero Seven	May 31, 2012 Employee Incentive Plan Twenty Zero Seven	May 31, 2011 Employee Incentive Plan Twenty Zero Seven	May 31, 2013 Employee Incentive Plan Twenty Zero Seven Scenario 1	May 31, 2013 Nineteen Ninety Seven Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan approval date																					Oct. 08, 2004		Oct. 10, 2003
Stock appreciation rights expected term	7 years 6 months	7 years 6 months	7 years 6 months	10 years
Share based compensation arrangement vesting period				4 years	3 years																		3 years
Stock options outstanding	302,238			3,200,250
Aggregate intrinsic value of options outstanding	$ 44.1
Weighted-average remaining contractual life of options outstanding	5 years 10 months 24 days
Aggregate intrinsic value of options exercisable	29.1
Weighted-average remaining contractual life of options exercisable	4 years 6 months
Unamortized stock-based compensation expense				4.4	13.2			24.6							4.1			1.1						1.2			4.9				0.1
Unamortized stock-based compensation expense expected recognition period				3 years 3 months				3 years 2 months 12 days
Shares expected to vest				1,400,000
Shares expected to vest, weighted-average exercise price				$ 22.73
Shares expected to vest, weighted-average remaining contractual term				7 years 9 months 18 days
Shares of common stock available for grant																					12,000,000	6,000,000
Shares granted to Directors					$ 26.22	$ 21.49	$ 19.31	$ 26.16			$ 25.87	$ 25.76	$ 22.16	$ 20.73										$ 26.63	$ 20.60	$ 20.73	$ 25.87
Shares granted					495,000			678,000			50,000	10,000	115,000	680,000										35,000			89,000
Performance goals attainment period for PCRS awards																3 years	5 years
Shares expected to vest	2.5														394,521
Shares outstanding					1,454,000	1,070,000									855,000												815,000	778,000
Shares earned, but not vested								3,236,000	2,758,000						392,500									113,000	115,000
Shares of common stock available for grant																							500,000	192,750			234,707			1,000,000
Weighted-average grant-date fair value					$ 22.31	$ 20.18																					$ 25.87	$ 22.16	$ 17.88
Remaining weighted-average contractual term	3 years 2 months 12 days							3 years 2 months 12 days
Weighted-average grant-date fair value								$ 26.16	$ 21.62	$ 19.97
Total fair value of shares vested	3.3	7.0	10.8
Shares expected to vest, weighted-average grant-date fair value	$ 20.94
Shares of restricted stock vested					92,000			171,000											56,291	45,194				37,000			43,000
Total intrinsic value of restricted shares converted	$ 1.3	$ 3.1	$ 0.6